RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended				8 Months Ended	12 Months Ended
	Oct. 07, 2022	Oct. 08, 2021	Aug. 13, 2021	Oct. 31, 2022	Oct. 29, 2021	Apr. 30, 2021	Apr. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Related Party Transaction
Working capital loans								$ 0	$ 0
T K B
Related Party Transaction
Banking regulation, total capital, actual								10,000
TKB CRITICAL TECHNOLOGIES 1
Related Party Transaction
Repayments of promissory note					$ 300,000
Notes payable					279,597
Receivable, related parties					$ 20,403
Payments for other fees								$ 20,000
Working capital loans to warrants upto									$ 1,500,000
Warrants price (in dollars per warrant)									$ 1.00
TKB CRITICAL TECHNOLOGIES 1 | Forward Purchase Agreements | Class A Ordinary Shares
Related Party Transaction
Sale of stock, number of shares issued in transaction			9,600,000
Aggregate price			$ 96,000,000
Price per share (in dollars per share)			$ 10.00
TKB CRITICAL TECHNOLOGIES 1 | Forward Purchase Agreements | Warrant
Related Party Transaction
Sale of stock, number of shares issued in transaction			4,800,000
TKB CRITICAL TECHNOLOGIES 1 | Administrative Services Agreement
Related Party Transaction
Accrued fees services									$ 120,000
Accrued expenses									$ 100,000
TKB CRITICAL TECHNOLOGIES 1 | Founder Shares
Related Party Transaction
Shares, no longer subject to forfeiture (in shares)						750,000
Shares price, equals or exceeds to sell						$ 12.00
Threshold trading days to sell (in days)						20 days
Threshold limit to sell						150 days
Anchor Investors | TKB CRITICAL TECHNOLOGIES 1
Related Party Transaction
Equity method investment ownership percentage		9.90%
Shares acquired (in shares)								1,173,000
Fair value of shares acquired								$ 7,753,530
Share price (in dollars per share)								$ 6.61
Apollo | TKB CRITICAL TECHNOLOGIES 1 | Founder Shares
Related Party Transaction
Purchasing interest from the sponsor (percent)		7.00%
Atalaya | TKB CRITICAL TECHNOLOGIES 1 | Founder Shares
Related Party Transaction
Purchasing interest from the sponsor (percent)		7.00%
Meteora | TKB CRITICAL TECHNOLOGIES 1 | Founder Shares
Related Party Transaction
Purchasing interest from the sponsor (percent)		6.40%
Cost of founder shares (percent)						3.70%
Sponsor
Related Party Transaction
Issuance of Class B ordinary shares to Sponsor (in shares)							5,750,000
Aggregate purchase price							$ 25,000
Shares subject to forfeiture (in shares)								750,000
Sponsor | TKB CRITICAL TECHNOLOGIES 1
Related Party Transaction
Aggregate principal							$ 300,000
Vendor | TKB CRITICAL TECHNOLOGIES 1
Related Party Transaction
Issuance of Class B ordinary shares to Sponsor (in shares)	23,883
Director Nominees | TKB CRITICAL TECHNOLOGIES 1
Related Party Transaction
Granted (in shares)				23,883
Granted value (in shares)				$ 28,946
Weighted average grant date fair value of options granted (per share)				$ 1.212